SCHEDULE OF NET FINANCIAL LIABILITY ASSET CURRENCY RISK (Details) - USD against SGD [member] - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Strengthened [member]
IfrsStatementLineItems [Line Items]
Increase/(decrease) Loss after tax	$ 154,000	$ 341,000
weakened [member]
IfrsStatementLineItems [Line Items]
Increase/(decrease) Loss after tax	$ (154,000)	$ (341,000)